Investment Objectives and Goals	Jul. 15, 2025
Invesco Core Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Core Fixed Income ETF (the “Fund”) seeks total return.
Invesco Intermediate Municipal ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Intermediate Municipal ETF (the “Fund”) seeks current income exempt from federal income taxes.